Quarterly Holdings Report
for
Fidelity® Series Small Cap Discovery Fund
July 31, 2025
XS4-NPRT1-0925
1.968035.111
Common Stocks - 97.6%
	Shares	Value ($)
BAILIWICK OF GUERNSEY - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Super Group SGHC Ltd	380,100	4,086,075
BERMUDA - 0.2%
Financials - 0.2%
Insurance - 0.2%
Aspen Insurance Holdings Ltd (a)	116,200	3,670,758
CANADA - 0.7%
Energy - 0.3%
Energy Equipment & Services - 0.3%
CES Energy Solutions Corp	1,002,400	5,244,948
Utilities - 0.4%
Gas Utilities - 0.4%
Brookfield Infrastructure Corp (United States) (b)	196,409	7,667,807
TOTAL CANADA		12,912,755
HONG KONG - 0.1%
Consumer Discretionary - 0.1%
Distributors - 0.1%
GigaCloud Technology Inc Class A (a)(b)	55,332	1,232,244
PUERTO RICO - 1.3%
Financials - 1.3%
Financial Services - 1.3%
EVERTEC Inc	656,000	23,714,400
THAILAND - 1.7%
Information Technology - 1.7%
Electronic Equipment, Instruments & Components - 1.7%
Fabrinet (a)	97,800	31,660,794
UNITED STATES - 93.4%
Consumer Discretionary - 11.5%
Diversified Consumer Services - 3.4%
Adtalem Global Education Inc (a)	39,000	4,456,530
Carriage Services Inc	293,200	13,170,544
Laureate Education Inc (a)	1,863,648	42,118,445
		59,745,519
Hotels, Restaurants & Leisure - 0.1%
Cheesecake Factory Inc/The	35,900	2,294,369
Household Durables - 2.8%
Cavco Industries Inc (a)	27,991	11,299,127
Installed Building Products Inc (b)	45,400	9,183,966
KB Home	135,900	7,509,834
TopBuild Corp (a)	31,700	11,742,631
Tri Pointe Homes Inc (a)	351,900	10,838,520
		50,574,078
Specialty Retail - 2.8%
Abercrombie & Fitch Co Class A (a)	28,400	2,726,968
Academy Sports & Outdoors Inc (b)	682,497	34,664,023
American Eagle Outfitters Inc (b)	596,788	6,445,310
Caleres Inc (b)	317,700	4,362,021
Signet Jewelers Ltd	44,800	3,543,680
		51,742,002
Textiles, Apparel & Luxury Goods - 2.4%
Crocs Inc (a)(b)	372,500	37,149,425
Steven Madden Ltd	296,659	7,121,299
		44,270,724
TOTAL CONSUMER DISCRETIONARY		208,626,692

Consumer Staples - 3.8%
Beverages - 0.1%
Primo Brands Corp Class A	94,848	2,618,753
Consumer Staples Distribution & Retail - 3.5%
Grocery Outlet Holding Corp (a)	729,072	9,601,878
Performance Food Group Co (a)	530,261	53,238,205
Village Super Market Inc Class A	10,800	371,520
		63,211,603
Food Products - 0.2%
Simply Good Foods Co/The (a)	98,900	3,012,494
TOTAL CONSUMER STAPLES		68,842,850

Energy - 3.2%
Energy Equipment & Services - 0.6%
Cactus Inc Class A	176,656	7,474,315
Flowco Holdings Inc Class A	62,100	1,161,270
Solaris Energy Infrastructure Inc Class A (b)	99,600	3,253,932
		11,889,517
Oil, Gas & Consumable Fuels - 2.6%
Chord Energy Corp	126,871	13,997,677
Gulfport Energy Corp (a)	19,900	3,465,187
Northern Oil & Gas Inc (b)	363,826	10,245,340
Ovintiv Inc	474,900	19,556,383
		47,264,587
TOTAL ENERGY		59,154,104

Financials - 24.4%
Banks - 10.3%
BankUnited Inc (b)	458,385	16,717,301
Cadence Bank	257,083	8,959,343
Eastern Bankshares Inc	540,441	8,349,813
FNB Corp/PA	1,775,423	27,199,480
Hancock Whitney Corp	126,200	7,536,664
Hanmi Financial Corp	566,401	12,919,607
Old National Bancorp/IN	2,046,500	43,201,616
UMB Financial Corp	140,171	15,417,408
Webster Financial Corp	726,254	41,868,543
Wintrust Financial Corp	36,785	4,707,744
		186,877,519
Capital Markets - 2.2%
Stifel Financial Corp	352,756	40,256,515
Consumer Finance - 2.8%
FirstCash Holdings Inc	205,524	27,394,294
SLM Corp	740,251	23,539,982
		50,934,276
Financial Services - 1.9%
HA Sustainable Infrastructure Capital Inc	301,203	7,822,241
Voya Financial Inc	197,100	13,797,000
WEX Inc (a)	82,900	14,066,472
		35,685,713
Insurance - 7.2%
Assurant Inc	96,500	18,074,450
Axis Capital Holdings Ltd	199,400	18,711,696
Baldwin Insurance Group Inc/The Class A (a)	448,086	16,507,488
First American Financial Corp	223,445	13,417,872
Primerica Inc	136,304	36,206,432
Reinsurance Group of America Inc	76,900	14,799,405
Selective Insurance Group Inc	177,500	13,839,675
		131,557,018
TOTAL FINANCIALS		445,311,041

Health Care - 9.1%
Biotechnology - 2.2%
Astria Therapeutics Inc (a)	148,979	1,030,935
Celldex Therapeutics Inc (a)(b)	291,400	6,404,972
CG oncology Inc (a)	70,300	1,876,307
Cytokinetics Inc (a)	294,500	11,084,980
Day One Biopharmaceuticals Inc (a)	152,000	1,019,920
Disc Medicine Inc (a)	31,700	1,894,392
Janux Therapeutics Inc (a)	1,600	38,424
Nurix Therapeutics Inc (a)	93,000	1,047,180
Perspective Therapeutics Inc (a)	176,800	678,912
Soleno Therapeutics Inc (a)	75,400	6,519,838
Travere Therapeutics Inc (a)	115,300	1,781,385
Upstream Bio Inc	64,100	981,371
Vaxcyte Inc (a)	134,210	4,556,430
Viridian Therapeutics Inc (a)	51,968	910,479
		39,825,525
Health Care Equipment & Supplies - 2.6%
Haemonetics Corp (a)	185,328	13,721,685
Lantheus Holdings Inc (a)(b)	460,800	32,804,352
		46,526,037
Health Care Providers & Services - 3.7%
Addus HomeCare Corp (a)	54,900	5,862,222
BrightSpring Health Services Inc (a)	273,900	5,656,035
Ensign Group Inc/The	78,800	11,820,000
Option Care Health Inc (a)	341,300	10,017,155
PACS Group Inc (a)	261,500	2,892,190
Pennant Group Inc/The (a)	204,241	4,528,023
Progyny Inc (a)	387,167	9,102,296
Tenet Healthcare Corp (a)	107,983	17,415,498
		67,293,419
Pharmaceuticals - 0.6%
Elanco Animal Health Inc (a)	944,900	12,926,232
Enliven Therapeutics Inc (a)	2,949	55,471
		12,981,703
TOTAL HEALTH CARE		166,626,684

Industrials - 24.8%
Aerospace & Defense - 1.1%
V2X Inc (a)	411,126	19,479,150
Building Products - 2.3%
AZZ Inc	46,201	5,059,009
Gibraltar Industries Inc (a)	246,201	16,256,652
Tecnoglass Inc	274,617	21,428,365
		42,744,026
Commercial Services & Supplies - 3.6%
Brady Corp Class A	476,746	33,643,965
Brink's Co/The	340,259	29,718,221
		63,362,186
Construction & Engineering - 3.4%
IES Holdings Inc (a)(b)	163,607	57,764,723
Valmont Industries Inc	13,486	4,908,230
		62,672,953
Electrical Equipment - 0.4%
Regal Rexnord Corp	49,500	7,567,560
Ground Transportation - 0.3%
ArcBest Corp	58,758	4,296,973
Proficient Auto Logistics Inc (a)	51,744	357,551
Universal Logistics Holdings Inc	41,700	997,881
		5,652,405
Machinery - 2.4%
Blue Bird Corp (a)	37,200	1,666,188
Hillman Solutions Corp Class A (a)	845,900	6,674,151
JBT Marel Corp	43,700	6,021,860
Mueller Industries Inc	176,700	15,084,879
Mueller Water Products Inc Class A1	122,000	3,020,720
REV Group Inc	231,226	11,457,248
		43,925,046
Professional Services - 10.1%
Cbiz Inc (a)	200,544	12,257,249
ExlService Holdings Inc (a)	450,500	19,565,215
Genpact Ltd	1,794,584	79,051,426
KBR Inc	570,784	26,678,444
Kforce Inc	232,153	8,090,532
Maximus Inc	495,166	36,572,961
		182,215,827
Trading Companies & Distributors - 1.2%
DXP Enterprises Inc/TX (a)	154,889	17,542,728
Rush Enterprises Inc Class A	92,609	5,013,851
		22,556,579
TOTAL INDUSTRIALS		450,175,732

Information Technology - 12.5%
Communications Equipment - 0.3%
Ciena Corp (a)	43,793	4,065,743
Lumentum Holdings Inc (a)	17,056	1,877,524
		5,943,267
Electronic Equipment, Instruments & Components - 6.9%
Bel Fuse Inc Class B	10,810	1,405,732
Belden Inc	134,200	16,593,830
ePlus Inc (a)	173,720	11,253,582
Insight Enterprises Inc (a)	360,169	42,708,840
Napco Security Technologies Inc	103,300	3,153,749
PAR Technology Corp (a)	28,800	1,750,464
Sanmina Corp (a)	293,376	34,043,351
TD SYNNEX Corp	97,600	14,092,464
		125,002,012
IT Services - 2.5%
ASGN Inc (a)	598,180	29,992,745
Kyndryl Holdings Inc (a)	404,900	15,293,073
		45,285,818
Semiconductors & Semiconductor Equipment - 1.5%
Diodes Inc (a)	224,202	11,068,853
MKS Inc	61,600	5,863,088
Penguin Solutions Inc (a)	437,934	10,322,104
		27,254,045
Software - 1.3%
Core Scientific Inc (a)(b)	227,600	3,081,704
Intapp Inc (a)	36,700	1,469,835
SPS Commerce Inc (a)	57,800	6,292,397
Varonis Systems Inc (a)	93,000	5,192,190
Weave Communications Inc (a)	720,013	5,256,095
Workiva Inc Class A (a)	34,800	2,221,284
		23,513,505
TOTAL INFORMATION TECHNOLOGY		226,998,647

Materials - 2.8%
Chemicals - 1.0%
Hawkins Inc	17,956	2,931,855
Minerals Technologies Inc	210,800	12,258,020
Perimeter Solutions Inc	194,220	3,132,769
		18,322,644
Construction Materials - 1.1%
Eagle Materials Inc	70,500	15,812,445
Knife River Corp (a)	49,500	4,082,760
		19,895,205
Metals & Mining - 0.1%
Constellium SE (a)	151,900	2,082,549
Paper & Forest Products - 0.6%
Louisiana-Pacific Corp	113,300	10,243,453
TOTAL MATERIALS		50,543,851

Real Estate - 0.9%
Specialized REITs - 0.9%
Outfront Media Inc	939,174	16,463,720
Utilities - 0.4%
Gas Utilities - 0.4%
UGI Corp	210,100	7,601,418
TOTAL UNITED STATES		1,700,344,739
TOTAL COMMON STOCKS (Cost $1,656,246,763)		1,777,621,765

Money Market Funds - 7.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.33	83,567,218	83,583,932
Fidelity Securities Lending Cash Central Fund (c)(d)	4.33	60,254,234	60,260,259
TOTAL MONEY MARKET FUNDS (Cost $143,844,190)			143,844,191

TOTAL INVESTMENT IN SECURITIES - 105.5% (Cost $1,800,090,953)	1,921,465,956
NET OTHER ASSETS (LIABILITIES) - (5.5)%	(99,898,778)
NET ASSETS - 100.0%	1,821,567,178

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

At period end, the value of non-cash collateral for securities on loan amounted to $12,573,417.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	24,417,400	132,867,591	73,701,059	538,801	-	-	83,583,932	83,567,218	0.1%
Fidelity Securities Lending Cash Central Fund	48,819,342	149,985,304	138,544,387	14,889	-	-	60,260,259	60,254,234	0.2%
Total	73,236,742	282,852,895	212,245,446	553,690	-	-	143,844,191

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.